Bank Loans and issuance of Debt Securities - Additional Information (Detail) - MXN ($)	1 Months Ended		12 Months Ended
	Jun. 30, 2020	Feb. 29, 2020	Dec. 31, 2020	Dec. 31, 2015	Feb. 24, 2006
Disclosure of detailed information about borrowings [Line Items]
Percentage of common stock voting				100.00%	85.00%
Expenses recognized related to emissions	$ 15,398,000	$ 15,398,000
Restriction in sale or transfer of assets maximum			$ 1,000,000
Master Development Programs (MDP) [Member]
Disclosure of detailed information about borrowings [Line Items]
Capital investments	$ 2,200,000,000	$ 4,992,993,000